Note 8 - Discontinued Operations (Details Textual) - Ossatron Mobile Service Business [Member] - USD ($)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2008
Disposal Group, Including Discontinued Operation, Liabilities, Current		$ 655,061
Discontinued Operation, Amount of Adjustment to Prior Period Gain (Loss) on Disposal, before Income Tax	$ 655,061